CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2021
CASH AND CASH EQUIVALENTS.
CASH AND CASH EQUIVALENTS

NOTE 5 - CASH AND CASH EQUIVALENTS:

	December 31,
	2021	2020
	U.S. dollars in thousands
Cash in bank	28,890	14,265
Short-term bank deposits	584	15,030
	29,474	29,295

The carrying amounts of the cash and cash equivalents approximate their fair values.